28. RECLASSIFICATIONS	12 Months Ended
Dec. 31, 2020
Notes
28. RECLASSIFICATIONS

28.RECLASSIFICATIONS

Certain prior year amounts have been reclassified for consistency with the current year presentation.

Loan receivable amounting to $36,419,594 and call option amounting to $19,547,757 separately presented in the Company’s consolidated statements of financial position for the year ended December 31, 2019 have been combined and presented as call/put option.

Professional fees amounting to $1,952,329, consulting fees amounting to $919,839 and general and administration expenses amounting to $79,235 separately presented in the Company’s consolidated statements of loss and comprehensive loss for the year ended December 31, 2019 have been combined and presented as general and administration espenses amounting to $2,951,403.

Accretion of loans receivable amounting to $(2,340,164), commissions amounting to $2,361,459, interest income amounting to $(3,960,708) and interest expense amounting to $3,540,353 separately presented in the Company’s consolidated statements of loss and comprehensive loss for the year ended December 31, 2019 have been combined and presented as finance income amounting to $(399,060).

These reclassifications had no effect on the previously reported consolidated statements of loss and comprehensive loss, and cash flows from operating activities in the consolidated statements of cash flows.